091-20860fn

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Bats BZX Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See Attached.
3. Class of New Derivative Securities Product:
   See Attached.
4. Name of Underlying Instrument:
   See Attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See Attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See Attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: See Attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades Locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not Applicable.

16018756

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
APR 26 2016
DIVISION OF TRADING & MARKETS

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Anders Franzon

Title:
SVP, Associate General Counsel

Telephone Number:
913-815-7154

Manual Signature of Official Responsible for Form:

Date:
April 25, 2016

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 26 2016

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS BZX EXCHANGE, INC.
COMMENCING ON APRIL 21, 2016

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
FEX	Trust	Investment Company Units	NASDAQ AlphaDEX Large Cap Core Index	U.S.	Broad
FTC	Trust	Investment Company Units	NASDAQ AlphaDEX Large Cap Growth Index	U.S.	Broad
FTA	Trust	Investment Company Units	NASDAQ AlphaDEX Large Cap Value Index	U.S.	Broad
FNX	Trust	Investment Company Units	NASDAQ AlphaDEX Mid Cap Core Index	U.S.	Broad
FNY	Trust	Investment Company Units	NASDAQ AlphaDEX Mid Cap Growth Index	U.S.	Broad
FNK	Trust	Investment Company Units	NASDAQ AlphaDEX Mid Cap Value Index	U.S.	Broad
FYX	Trust	Investment Company Units	NASDAQ AlphaDEX Small Cap Core Index	U.S.	Broad
FYC	Trust	Investment Company Units	NASDAQ AlphaDEX Small Cap Growth Index	U.S.	Broad
FYT	Trust	Investment Company Units	NASDAQ AlphaDEX Small Cap Value Index	U.S.	Broad
FAD	Trust	Investment Company Units	NASDAQ AlphaDEX Multi Cap Growth Index	U.S.	Broad
FAB	Trust	Investment Company Units	NASDAQ AlphaDEX Multi Cap Value Index	U.S.	Broad

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS BZX EXCHANGE, INC.
COMMENCING ON APRIL 21, 2016

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
FMK	Trust	Investment Company Units	NASDAQ AlphaDEX Mega Cap Index	U.S.	Broad
RFAP	Trust	Investment Company Units	Equity Securities of Asian Pacific Companies	Global	Broad
RFDI	Trust	Investment Company Units	Equity Securities of Developed Market Companies	Global	Broad
RFEU	Trust	Investment Company Units	Equity Securities of European Companies	Global	Broad
DEMG	Trust	Investment Company Units	FTSE Emerging Comprehensive Factor Index	Global	Broad
OPD	Trust	Investment Company Units	Wilshire Large-Cap Optimized Diversification Index	U.S.	Broad
BUZ	Trust	Investment Company Units	BUZZ Social Media Insights Index	U.S.	Broad
CATH	Trust	Investment Company Units	S&P 500 Catholic Values Index	U.S.	Broad
IBUY	Trust	Investment Company Units	EQM Online Retail Index	U.S.	Broad

Bats

SEC
Mail Processing
Section
APR 26 2016
Washington DC
412

April 25, 2016

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – Bats BZX Exchange, Inc.

Ms. Jackson,

On behalf of Bats BZX Exchange, Inc., enclosed please find one (1) executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding twenty (20) derivative securities products that commenced trading on Bats BZX Exchange on April 21, 2016. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
SVP, Associate General Counsel
913.815.7154

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
APR 26 2016
DIVISION OF TRADING & MARKETS

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 26 2016